UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6027

KAVILCO INCORPORATED

(Exact name of registrant as specified in charter)

1000 Second Avenue, Suite 3320

Seattle, Washington

98104

(Address of principal executive offices) (Zip code)

Registrant's telephone number, including area code: (206) 624-6166

Date of reporting period:September 30, 2020

	Principal Amount or Shares	Fair Value
INVESTMENTS IN SECURITIES
U.S. Common Stock - 96.6%
American Depository Receipts - 2.4%
Atlantic Power Corp.	2,700	5,292
Eaton Corp, PLC	1,400	142,842
Enbridge Inc.	11,193	326,836
GW Pharmaceuticals PLC	300	29,205
Invesco Ltd.	6,300	71,883
Obsidian Energy Ltd.	485	178
Royal Dutch Shell, PLC	4,300	104,146
Schlumberger Ltd.	1,200	18,672
Seadrill, Ltd.	4	1
Wheaton Precious Metals Corp.	1,280	62,810
Total American Depository Receipts		761,864
Consumer Staples - 1.4%
Coca Cola Co.	3,500	172,795
The Kraft Heinz Company	4,900	146,755
Walgreens Boots Alliance Inc.	3,850	138,292
Total Consumer Staples		457,842
Consumer Discretionary - 1.4%
Amazon Com Inc.	25	78,718
Genuine Parts Co.	3,700	352,129
Ryman Hospitality Properties Inc.	600	22,080
Total Consumer Discretionary		452,927
Energy - 2.4%
Chevron Corp.	1,800	129,600
Diamond Offshore Drilling, Inc.	1,515	333
Exxon Mobil Corp.	5,000	171,650
Kinder Morgan, Inc.	19,919	245,601
Phillips 66	500	25,920
Plains GP Holdings LP	1,400	8,526
Valero Energy Corp.	1,170	50,684
Williams Cos Inc.	6,784	133,306
Total Energy		765,621
Financials - 26.9%
AvalonBay Communities, Inc.	2,350	350,949
Blackstone Group Inc., The	11,800	615,960
Citigroup, Inc.	1,040	44,834
Diversified Healthcare Trust	10,400	36,608
EPR Properties	2,575	70,813
Equity Residential PPTYS	3,000	153,990
Franklin Resources, Inc.	1,130	22,996
Healthcare Realty Trust, Inc.	5,425	163,401
HCP, Inc.	7,000	209,055
Highwoods Properties, Inc.	1,300	43,641
Iron Mountain Inc.	9,600	257,184
Kimco Realty Corp.	8,400	94,584
Lamar Advertising Company	6,400	423,488
LTC Properties, Inc.	10,330	360,104
Macerich Co. Com.	1,577	10,708
Mack Cali Rlty Corp.	5,600	70,672
National Retail Properties, Inc.	1,470	50,730
Omega Healthcare Investors, Inc.	5,831	174,580
Prologis, Inc.	10,827	1,089,413
Prudential Financial Inc.	2,260	143,555
Public Storage Inc.	1,000	222,720
Realty Income Corp.	13,055	793,091
Redwood Trust, Inc.	2,600	19,552
RMR Group, Inc., The	274	7,527
Sabra Health Care REIT, Inc.	2,970	40,941
Hospitality Properties Trust	13,400	106,530
Simon Property Group, Inc.	1,240	80,203
Spirit Realty Capital, Inc.	3,200	108,000
Stag Industrial, Inc.	15,410	469,851
T Rowe Price Group Inc.	5,300	679,566
Tanger Factory Outlet Ctr.	10,800	65,124
Truist Financial Corp.	1,480	56,314
Ventas, Inc.	13,200	553,872
Vornado Realty Trust	3,290	110,906
Washington REIT	8,450	170,099
Wells Fargo & Co.	9,540	224,285
Welltower, Inc.	8,810	485,343
Weyerhaeuser Co.	1,900	54,188
Total Financials		8,635,376
Health Care - 4.4%
Abbvie, Inc.	2,220	194,450
Amgen, Inc.	2,380	604,901
Bristol Myers Squibb	6,900	416,001
Five Star Senior Living, Inc.	704	3,569
Pfize,r Inc.	5,000	183,500
Total Healthcare		1,402,421
Industrials - 3.4%
General Electric Co.	24,550	152,947
Pitney Bowes, Inc.	3,000	15,930
United Parcel Service	3,670	611,532
Wabtec Corp.	131	8,106
Watsco, Inc.	300	69,867
3M Co.	1,370	219,447
Total Industrials		1,077,828
Information Technology - 4.1%
Apple, Inc.	680	78,751
Cisco Systems, Inc.	4,300	169,377
International Business Machines Corp.	2,370	288,358
Paychex, Inc.	9,925	791,717
Total Information Technology		1,328,203
Master Limited Partnerships - 2.9%
Alliancebernstein Holding LP	1,700	45,968
CVR Partners LP	4,760	4,132
Energy Transfer Partners LP	15,960	86,503
Enterprise Products Partners LP	20,400	322,116
Linnco LLC	5,890	-
Magellan Midstream Partners LP	7,600	259,920
MPLX LP	2,180	34,313
Nustar Energy LP	4,100	43,542
Plains All American Pipeline LP	3,914	23,406
Suburban Propane Partners LP	3,200	52,096
Targa Resources Corp.	1,160	16,275
TC Pipelines LP	2,300	58,834
Total Master Limited Partnerships		947,105
Materials - 1.0%
Dow, Inc.	5,400	254,070
International Paper Co	1,900	77,026
Total Mutual Funds		331,096
Mutual Funds - 3.3%
Blackrock Floating Rate Income Trust	3,179	35,700
John Hancock Preferred Income Fund	3,284	61,805
iShares Investment Grade Corp. Bonds	640	86,214
iShares US Preferred ETF	2,516	91,708
iShares 1-3 Year Treasury Bond	7,200	622,872
SPDR Bloomberg Barclays High Yield Bond ETF	866	90,298
iShares Gold Trust	1,500	26,985
iShares Silver Trust	1,500	32,460
Total Mutual Funds		1,048,042
Telecommunication Services - 7.6%
AT & T, Inc.	29,570	843,041
Centurylink, Inc.	6,900	69,621
Consolidated Communications	9,600	54,624
Verizon Communications	24,540	1,459,885
Total Telecommunication Services		2,427,170
Utilities - 35.5%
Alliant Energy Corp.	14,900	769,585
American Electric Power, Inc.	8,240	673,455
Centerpoint Energy, Inc.	19,800	383,130
Consolidated Edison	8,100	630,180
Dominion Energy, Inc.	11,500	907,695
Duke Energy Corp.	9,695	858,589
Entergy Corp.	4,170	410,870
Eversource Energy	10,481	875,688
Exelon Corp.	6,500	232,440
Firstenergy Corp	7,605	218,340
NextEra Energy, Inc.	3,170	879,865
OGE Energy Corp. Co.	11,200	335,888
Oneok Inc. Co.	1,600	41,568
PPL Corporation	15,545	422,979
Public Service Enterprise Group, Inc.	12,000	658,920
Sempra Corp	1,740	205,946
Southern Company	14,730	798,661
UGI Corp. New Com.	4,611	152,071
WEC Energy Group, Inc.	10,840	1,050,396
Xcel Energy, Inc.	12,770	881,258
Total Utilities		11,387,524

Total U.S. Common Stock		$ 31,023,020
Cash Equivalents - 3.4%
Total Cash Equivalents		$ 1,087,921

TOTAL INVESTMENT IN SECURITIES		$ 32,110,940

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Company adopted the provisions of the Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data from sources independent of the Company. Unobservable inputs reflect the Company’s own assumption about the assumptions that market participants would use in pricing the asset or liability developed on the best information available in the circumstance.

The fair value hierarchy is categorized into three levels based on the inputs as follows

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumption a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following table presents information about the Company’s assets measured at fair market value as of September 30, 2020:

Investments in Securities	Level 1	Level 2	Level 3	Balance

US Corporate Bonds		0		0
US Common Stock	31,023,020			31,023,020
Cash Equivalents	1,087,921			1,087,921
TOTALS				$32,110,940

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s President and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of President

3 (a) (2)	Certification of Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Kavilco Incorporated

By:	/s/ Louis L. Jones, Sr.
Louis L. Jones, Sr.
President

Date:November 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott Burns
Scott Burns
Chief Financial Officer

Date:November 23, 2020